Schedule III - Real Estate and Accumulated Depreciation and Amortization	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation and Amortization

Schedule III - Real Estate and Accumulated Depreciation and Amortization – as of December 31, 2020

All amounts are in thousands		Initial Cost				Total Cost			(1)
Property Name/ Location	Encumbrances	Land Cost	Building & Improvements	Acquisition Price	Capitalized Improvements	Land Cost	Building & Improvements	Total Cost	Accumulated Depreciation & Amortization	Reserve for Impairment	NBV Real Estate	Date Acquired		Year Built/ Renovated
Garden Gateway, Colorado Springs, CO (2)	$5,861	$3,035	$12,091	$15,126	$3,329	$3,035	$10,874	$17,238	$5,774	$—	$11,464	03	/07	1982/2006
Executive Park, Colorado Springs, CO (2)	2,986	583	8,815	10,081	1,473	583	5,561	7,617	2,510	—	5,107	07	/08	2000
Genesis Plaza, San Diego, CA	6,276	1,400	8,600	10,000	2,625	1,400	8,323	12,348	3,697	—	8,651	08	/10	1989
Dakota Center, Fargo, ND	9,900	832	8,743	9,575	1,306	832	9,960	12,098	3,500	—	8,598	05	/11	1982
Grand Pacific Center, Bismarck, ND	3,738	413	4,926	5,339	904	413	6,099	7,416	1,732	—	5,684	03	/14	1976
Arapahoe Center, Centennial, CO	7,932	1,420	10,430	11,850	2,078	1,420	8,857	12,355	3,122	—	9,233	12	/14	2000
West Fargo Industrial, Fargo, ND	4,263	1,693	6,207	7,900	264	1,693	6,099	8,056	995	—	7,061	08	/15	1998/2005
300 N.P., Fargo, ND	2,274	135	3,715	3,850	319	135	3,589	4,043	764	—	3,279	08	/15	1922
Highland Court, Centennial, CO (2)	6,275	3,608	9,442	13,050	3,408	3,608	7,767	14,783	3,883	400	10,500	08	/15	1984
One Park Centre, Westminster, CO	6,385	1,206	7,944	9,150	1,952	1,206	7,416	10,574	1,987	—	8,587	08	/15	1983
Shea Center II, Highlands Ranch, CO	17,728	2,214	23,747	25,961	6,065	2,214	19,526	27,805	6,779	—	21,026	12	/15	2000
Total Office/ Industrial properties	73,618	16,539	104,660	121,882	23,723	16,539	94,071	134,333	34,743	400	99,190

World Plaza , San Bernardino, CA (2)	5,803	1,698	6,232	7,930	1,761	1,698	8,758	12,217	2,246	700	9,271	09	/07	1974
Waterman Plaza, San Bernardino, CA (2)	3,208	2,350	4,814	7,164	239	2,383	4,324	6,946	1,282	2,164	3,500	08	/08	2008
Union Town Center, Colorado Springs, CO	8,316	1,750	9,462	11,212	513	1,750	8,932	11,195	1,851	—	9,344	12	/14	2003
Research Parkway, Colorado Springs, CO	1,760	408	2,442	2,850	43	408	2,349	2,800	361	—	2,439	8/15/2016		2003
Total Retail properties	19,087	6,206	22,950	29,156	2,556	6,239	24,363	33,158	5,740	2,864	24,554

Model Homes -NDMHR, LP	974	534	2,047	2,581	—	534	2,047	2,581	197	—	2,384	2010-2016		2010-2016
Model Homes-DMH LP #202	3,149	741	4,238	4,979	—	741	4,238	4,979	337	—	4,642	2014-2019		2014-2019
Model Homes-DMH LP #203	5,271	1,600	7,132	8,732	—	1,600	7,132	8,732	441		8,291	2016-2020		2016-2020
Model Homes-DMH LP #204	5,385	1,412	6,787	8,199	—	1,412	6,787	8,199	345		7,854	2019-2020		2019-2020
Model Homes-DMH LP #205	5,214	1,461	6,287	7,748	—	1,461	6,287	7,748	179	—	7,569	2020		2020
Model Homes-DMH LP #206	1,696	294	2,181	2,475	—	294	2,181	2,475	27		2,448	2020		2020
Model Homes-NMH Inc.	6,394	1,510	8,190	9,700	—	1,510	8,190	9,700	378	—	9,322	2016-2020		2016-2020
Total Model Home properties	28,083	7,552	36,862	44,414	—	7,552	36,862	44,414	1,904	—	42,510
											—
CONSOLIDATED TOTALS:	$120,788	$30,297	$164,472	$195,452	$26,279	$30,330	$155,296	$211,905	$42,387	$3,264	$166,254

(1)	Depreciation is computed on a straight-line basis using useful lives up to 39 years.
(2)	Property held for sale as of December 31, 2020.
(3)	Waterman Plaza sold for approximately $3.5 million on January 28, 2021.

(4)	Garden Gateway sold for approximately $11.2 million on February 19, 2021.

Presidio Property Trust, Inc. and Subsidiaries

Schedule III - Real Estate and Accumulated Depreciation and Amortization (continued) – as of December 31, 2020

	For the Year Ended December 31,
	2020	2019
Real estate
Balance at the beginning of the year	$244,320,582	$254,675,874
Acquisitions	10,161,613	13,037,562
Improvements	2,834,367	6,393,711
Impairments	(1,730,851)	—
Dispositions of real estate	(46,944,545)	(29,786,565)
Balance at the end of the year	$208,641,166	$244,320,582
Accumulated depreciation and amortization
Balance at the beginning of the year	$(44,113,962)	$(43,567,809)
Depreciation and amortization expense	(5,938,958)	(6,693,613)
Dispositions of real estate	7,665,721	6,147,460
Balance at the end of the year	$(42,387,199)	$(44,113,962)

Real estate assets, net	$166,253,967	$200,206,620